Themes Cybersecurity ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Financial Services - 0.2%
ELEMENTS, Inc./Japan (a)	300	$2,827

Industrial Services - 4.1%
Alarm.com Holdings, Inc. (a)	1,046	66,463

Software & Technology Services - 88.4%(b)
Airship AI Holdings, Inc. (a)	174	625
BlackBerry Ltd. (a)	15,595	38,675
Booz Allen Hamilton Holding Corp.	500	76,950
CACI International, Inc. - Class A (a)	198	85,166
Change Holdings, Inc.	1,100	8,211
Check Point Software Technologies Ltd. (a)	450	74,250
Clear Secure, Inc. - Class A	2,328	43,557
Crowdstrike Holdings, Inc. - Class A (a)	237	90,816
Cyber Security Cloud, Inc. (a)	200	2,852
CyberArk Software Ltd. (a)	284	77,651
Darktrace PLC (a)	12,478	90,949
Digital Arts, Inc.	300	8,409
Everbridge, Inc. (a)	1,110	38,839
Fastly, Inc. - Class A (a)	3,284	24,203
FFRI Security, Inc. (a)	200	2,628
Fortinet, Inc. (a)	1,052	63,404
Hennge KK (a)	400	2,342
Netcompany Group AS (a)(c)	1,197	51,360
Okta, Inc. (a)	733	68,616
OneSpan, Inc. (a)	961	12,320
Palo Alto Networks, Inc. (a)	274	92,889
Qualys, Inc. (a)	445	63,457
Radware Ltd. (a)	956	17,437
Rapid7, Inc. (a)	1,520	65,710
SentinelOne, Inc. - Class A (a)	3,334	70,181
Tenable Holdings, Inc. (a)	1,534	66,852
Trend Micro, Inc./Japan	1,400	56,830
Varonis Systems, Inc. (a)	1,560	74,833
Zscaler, Inc. (a)	400	76,876
		1,446,888

Tech Hardware & Semiconductors - 1.5%
A10 Networks, Inc.	1,846	25,567

Telecommunications - 5.6%
Applied Digital Corp. (a)	2,244	13,352
Broadband Tower, Inc.	1,300	1,753
NEXTDC Ltd. (a)	6,486	76,281
		91,386
TOTAL COMMON STOCKS (Cost $1,602,340)		1,633,131

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (d)	1,537	1,537
TOTAL SHORT-TERM INVESTMENTS (Cost $1,537)		1,537

TOTAL INVESTMENTS - 99.9% (Cost $1,603,877)		1,634,668
Other Assets in Excess of Liabilities - 0.1%		1,164
TOTAL NET ASSETS - 100.0%		$1,635,832

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $51,360 or 3.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Themes Cybersecurity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,633,131	$–	$–	$1,633,131
Money Market Funds	1,537	–	–	1,537
Total Investments	$1,634,668	$–	$–	$1,634,668

Refer to the Schedule of Investments for additional information.